Disclosures about Fair Value of Assets (Detail Textuals) (Significant Unobservable Inputs (Level 3), USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value adjustments	$ (265,687)	$ (23,206)
Mortgage servicing rights
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value adjustments	$ 0	$ 33,649